Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net:
Accumulated amortization	$ (2,911)	$ (2,898)
Impairment	1,432	1,432
Exchange difference	(1)	(1)
Intangible assets, net	29	42
Trademarks
Intangible assets, net:
Intangible assets, gross	1,550	1,550
Service Contract
Intangible assets, net:
Intangible assets, gross	2,786	2,786
Computer Software
Intangible assets, net:
Intangible assets, gross	$ 37	$ 37